Employee Benefits (Tables)	12 Months Ended
Dec. 31, 2011
Change In Benefit Obligations, Change In Plan Assets, Funded Status, Amounts Recognized On The Balance Sheet, And Amounts Recognized In Accumulated Other Comprehensive Loss (Pretax)

			(dollars in millions)
	Pension		Health Care and Life
At December 31,	2011	2010	2011	2010
Change in Benefit Obligations
Beginning of year	$29,217	$31,818	$25,718	$27,337
Service cost	307	353	299	305
Interest cost	1,590	1,797	1,421	1,639
Plan amendments	(485)	(212)	–	(2,580)
Actuarial loss, net	3,360	748	1,687	826
Benefits paid	(2,564)	(1,996)	(1,756)	(1,675)
Termination benefits	–	687	–	–
Curtailment loss, net	–	61	–	132
Acquisitions and divestitures, net	–	(581)	–	(266)
Settlements paid	(843)	(3,458)	–	–

End of Year	$30,582	$29,217	$27,369	$25,718

Change in Plan Assets
Beginning of year	$25,814	$28,592	$2,945	$3,091
Actual return on plan assets	1,191	3,089	63	319
Company contributions	512	138	1,376	1,210
Benefits paid	(2,564)	(1,996)	(1,756)	(1,675)
Settlements paid	(843)	(3,458)	–	–
Acquisitions and divestitures, net	–	(551)	–	–

End of year	$24,110	$25,814	$2,628	$2,945

Funded Status

End of year	$(6,472)	$(3,403)	$(24,741)	$(22,773)

			(dollars in millions)
		Pension	Health Care and Life

At December 31,	2011	2010	2011	2010
Amounts recognized on the balance sheet
Noncurrent assets	$289	$398	$–	$–
Current liabilities	(195)	(146)	(735)	(581)
Noncurrent liabilities	(6,566)	(3,655)	(24,006)	(22,192)

Total	$(6,472)	$(3,403)	$(24,741)	$(22,773)

Amounts recognized in Accumulated Other Comprehensive Income (Pretax)
Prior Service Cost	$(3)	$554	$(510)	$(567)

Total	$(3)	$554	$(510)	$(567)

Information For Pension Plans With An Accumulated Benefit Obligation In Excess Of Plan Assets

	(dollars in millions)
At December 31,	2011	2010
Projected benefit obligation	$29,643	$28,329
Accumulated benefit obligation	29,436	27,752
Fair value of plan assets	22,916	24,529

Benefit Or (Income) Cost Related To Pension And Postretirement Health Care And Life Insurance

	(dollars in millions)
	Pension			Health Care and Life
Years Ended December 31,	2011	2010	2009	2011	2010	2009
Service cost	$307	$353	$384	$299	$305	$311
Amortization of prior service cost (credit)	72	109	112	(57)	375	401

Subtotal	379	462	496	242	680	712
Expected return on plan assets	(1,976)	(2,176)	(2,216)	(163)	(252)	(205)
Interest cost	1,590	1,797	1,924	1,421	1,639	1,766

Subtotal	(7)	83	204	1,500	2,067	2,273
Remeasurement (gain) loss, net	4,146	(166)	(515)	1,787	758	(901)

Net periodic benefit (income) cost	4,139	(83)	(311)	3,287	2,825	1,372
Curtailment and termination benefits	–	860	1,371	–	386	532

Total	$4,139	$777	$1,060	$3,287	$3,211	$1,904

Other Pretax Changes In Plan Assets And Benefit Obligations Recognized In Other Comprehensive (Income) Loss

	(dollars in millions)
		Pension	Health Care and Life

At December 31,	2011	2010	2011	2010
Prior service cost	$(485)	$(336)	$–	$(2,859)
Reversal of amortization items
Prior service cost	(72)	(109)	57	(375)

Total recognized in other comprehensive (income) loss (pretax)	$(557)	$(445)	$57	$(3,234)

Weighted-Average Assumptions Used In Determining Benefit Obligations

	Pension		Health Care and Life

At December 31,	2011	2010	2011	2010
Discount Rate	5.00%	5.75%	5.00%	5.75%
Rate of compensation increases	3.00	3.00	N/A	N/A

Weighted-Average Assumptions Used In Determining Net Periodic Cost

	Pension			Health Care and Life

At December 31,	2011	2010	2009	2011	2010	2009
Discount Rate	5.75%	6.25%	6.75%	5.75%	6.25%	6.75%
Expected return on plan assets	8.00	8.50	8.50	6.00	8.25	8.25
Rate of compensation increases	3.00	4.00	4.00	N/A	N/A	N/A

Health Care Cost Trend Rates

	Health Care and Life

At December 31,	2011	2010	2009
Healthcare cost trend rate assumed for next year	7.50%	7.75%	8.00%
Rate to which cost trend rate gradually declines	5.00	5.00	5.00
Year the rate reaches the level it is assumed to remain thereafter	2016	2016	2014

Effects Of One Percentage Point Change In Assumed Health Care Cost Trend Rates

	(dollars in millions)
One-Percentage Point	Increase	Decrease
Effect on 2011 service and interest cost	$199	$(163)
Effect on postretirement benefit obligation as of December 31, 2011	3,422	(2,768)

Reconciliation Of Beginning And Ending Balance Of Pension Plan Assets Measured At Fair Value

	(dollars in millions)
	Corporate Bonds	Real Estate	Private Equity	Hedge Funds	Total
Balance at January 1, 2010	$137	$1,541	$5,336	$–	$7,014
Actual gain (loss) on plan assets	3	(49)	518	24	496
Purchases and sales	37	294	(5)	109	435
Transfers in and/or out	3	(17)	–	583	569

Balance at December 31, 2010	$180	$1,769	$5,849	$716	$8,514
Actual gain (loss) on plan assets	(4)	258	477	(4)	727
Purchases and sales	48	43	(203)	(50)	(162)
Transfers in and/or out	(35)	88	(68)	–	(15)

Balance at December 31, 2011	$189	$2,158	$6,055	$662	$9,064

Expected Benefit Payments To Retirees

	(dollars in millions)
Year	Pension Benefits	Health Care and Life Prior to Medicare Prescription Drug Subsidy	Medicare Prescription Drug Subsidy
2012	$2,514	$1,944	$104
2013	2,308	1,805	–
2014	2,256	1,792	–
2015	2,233	1,743	–
2016	2,208	1,702	–
2017-2021	10,537	7,747	–

Schedule Of Recorded Severance Liability

		Charged to	(dollars in millions)
Year	Beginning of Year	Expense	Payments	Other	End of Year
2009	$1,104	$950	$(522)	$106	$1,638
2010	1,638	1,217	(1,307)	21	1,569
2011	1,569	32	(474)	(14)	1,113

Pension [Member]
Fair Values For Plans By Asset Category

The fair values for the pension plans by asset category at December 31, 2011 are as follows:

			(dollars in millions)
Asset Category	Total	Level 1	Level 2	Level 3
Cash and cash equivalents	$1,215	$1,184	$31	$–
Equity securities	6,829	5,704	1,125	–
Fixed income securities
U.S. Treasuries and agencies	1,796	1,239	557	–
Corporate bonds	2,140	65	1,886	189
International bonds	1,163	158	1,005	–
Other	359	–	359	–
Real estate	2,158	–	–	2,158
Other
Private equity	6,109	–	54	6,055
Hedge funds	2,341	–	1,679	662

Total	$24,110	$8,350	$6,696	$9,064

The fair values for the pension plans by asset category at December 31, 2010 are as follows:

			(dollars in millions)
Asset Category	Total	Level 1	Level 2	Level 3
Cash and cash equivalents	$2,175	$2,126	$49	$–
Equity securities	10,158	9,052	1,106	–
Fixed income securities
U.S. Treasuries and agencies	599	141	458	–
Corporate bonds	1,615	233	1,202	180
International bonds	910	20	890	–
Other	502	–	502	–
Real estate	1,769	–	–	1,769
Other
Private equity	5,889	–	40	5,849
Hedge funds	2,197	–	1,481	716

Total	$25,814	$11,572	$5,728	$8,514

Postretirement Benefit Plans [Member]
Fair Values For Plans By Asset Category

The fair values for the other postretirement benefit plans by asset category at December 31, 2011 are as follows:

	(dollars in millions)
Asset Category	Total	Level 1	Level 2	Level 3
Cash and cash equivalents	$281	$22	$259	$–
Equity securities	1,695	951	744	–
Fixed income securities
U.S. Treasuries and agencies	85	58	27	–
Corporate bonds	119	26	93	–
International bonds	192	67	125	–
Other	210	–	210	–
Other	46	–	46	–

Total	$2,628	$1,124	$1,504	$–

The fair values for the other postretirement benefit plans by asset category at December 31, 2010 are as follows:

	(dollars in millions)
Asset Category	Total	Level 1	Level 2	Level 3
Cash and cash equivalents	$394	$21	$373	$–
Equity securities	1,919	1,202	717	–
Fixed income securities
U.S. Treasuries and agencies	80	47	33	–
Corporate bonds	173	58	115	–
International bonds	125	8	117	–
Other	198	–	198	–
Other	56	–	56	–

Total	$2,945	$1,336	$1,609	$–